LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–97.91%
Aerospace & Defense–2.21%
†AAR Corp.	12,574	$1,127,511
†Astronics Corp.	18,725	854,047
†Byrna Technologies, Inc.	11,544	255,815
Cadre Holdings, Inc.	4,550	166,120
Carpenter Technology Corp.	7,377	1,811,349
Curtiss-Wright Corp.	11,132	6,044,008
†Ducommun, Inc.	8,162	784,613
†Intuitive Machines, Inc.	45,015	473,558
†Kratos Defense & Security Solutions, Inc.	66,230	6,051,435
†Mercury Systems, Inc.	14,178	1,097,377
†Rocket Lab Corp.	29,591	1,417,705
†V2X, Inc.	11,128	646,426
		20,729,964
Air Freight & Logistics–0.09%
†GXO Logistics, Inc.	3,882	205,319
Hub Group, Inc. Class A	18,998	654,291
		859,610
Automobile Components–1.26%
†Adient PLC	57,394	1,382,048
†American Axle & Manufacturing Holdings, Inc.	75,100	451,351
BorgWarner, Inc.	45,235	1,988,531
Dana, Inc.	76,981	1,542,699
†Dorman Products, Inc.	8,038	1,252,964
†Fox Factory Holding Corp.	6,089	147,902
†Goodyear Tire & Rubber Co.	155,717	1,164,763
†Modine Manufacturing Co.	3,083	438,279
Patrick Industries, Inc.	14,470	1,496,632
Phinia, Inc.	12,369	710,970
Standard Motor Products, Inc.	13,434	548,376
†Strattec Security Corp.	2,624	178,589
†XPEL, Inc.	14,675	485,302
		11,788,406
Automobiles–0.28%
Harley-Davidson, Inc.	67,716	1,889,276
Thor Industries, Inc.	6,810	706,129
		2,595,405
Banks–8.76%
1st Source Corp.	12,342	759,774
Amalgamated Financial Corp.	11,291	306,551
Associated Banc-Corp.	39,985	1,028,014
†Axos Financial, Inc.	28,613	2,422,090
†Bancorp, Inc.	25,492	1,909,096
Bank First Corp.	5,942	720,824
Bank of Marin Bancorp	10,264	249,210
Bank of NT Butterfield & Son Ltd.	27,502	1,180,386
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Bank OZK	73,017	$3,722,407
BankUnited, Inc.	31,120	1,187,539
Bankwell Financial Group, Inc.	4,783	211,648
Bar Harbor Bankshares	9,212	280,598
BayCom Corp.	6,494	186,703
†Bridgewater Bancshares, Inc.	12,257	215,723
Business First Bancshares, Inc.	15,977	377,217
Byline Bancorp, Inc.	18,468	512,118
Cadence Bank	29,361	1,102,212
Camden National Corp.	11,153	430,394
Capital Bancorp, Inc.	5,981	190,794
Capital City Bank Group, Inc.	9,049	378,158
Capitol Federal Financial, Inc.	84,573	537,039
†Carter Bankshares, Inc.	14,664	284,628
Cathay General Bancorp	25,426	1,220,702
Central Pacific Financial Corp.	16,669	505,737
Citizens & Northern Corp.	9,596	190,097
Citizens Financial Services, Inc.	3,027	182,468
City Holding Co.	8,404	1,041,003
Civista Bancshares, Inc.	9,505	193,047
CNB Financial Corp.	13,261	320,916
Colony Bankcorp, Inc.	10,696	181,939
Community Trust Bancorp, Inc.	9,624	538,463
†Customers Bancorp, Inc.	19,039	1,244,579
Dime Community Bancshares, Inc.	23,821	710,580
Enterprise Financial Services Corp.	22,605	1,310,638
Esquire Financial Holdings, Inc.	4,564	465,779
Farmers & Merchants Bancorp, Inc.	8,308	207,783
Farmers National Banc Corp.	24,457	352,425
FB Financial Corp.	26,068	1,453,030
Financial Institutions, Inc.	9,491	258,155
First Bancorp, Inc.	6,971	183,058
First Bancorp/Southern Pines NC	25,228	1,334,309
First Bank	13,617	221,821
First Business Financial Services, Inc.	5,111	261,990
First Commonwealth Financial Corp.	68,577	1,169,238
First Community Bankshares, Inc.	10,150	353,220
First Financial Bancorp	62,997	1,590,674
First Financial Corp.	7,507	423,695
First Horizon Corp.	97,318	2,200,360
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–1

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
First Merchants Corp.	34,980	$1,318,746
First Mid Bancshares, Inc.	14,346	543,426
Five Star Bancorp	11,113	357,839
FS Bancorp, Inc.	4,179	166,826
Great Southern Bancorp, Inc.	5,606	343,367
Guaranty Bancshares, Inc.	5,106	248,918
Hanmi Financial Corp.	19,583	483,504
HarborOne Bancorp, Inc.	24,924	338,966
HBT Financial, Inc.	8,255	208,026
Heritage Commerce Corp.	38,656	383,854
Heritage Financial Corp.	21,101	510,433
Hingham Institution For Savings	1,023	269,847
Home Bancorp, Inc.	4,807	261,140
HomeTrust Bancshares, Inc.	9,231	377,917
Hope Bancorp, Inc.	55,091	593,330
Horizon Bancorp, Inc.	28,202	451,514
Independent Bank Corp.	40,655	2,335,853
Kearny Financial Corp.	30,748	202,014
Mercantile Bank Corp.	9,993	449,685
Metrocity Bankshares, Inc.	11,680	323,419
Metropolitan Bank Holding Corp.	6,665	498,675
Mid Penn Bancorp, Inc.	9,418	269,732
NBT Bancorp, Inc.	11,737	490,137
Nicolet Bankshares, Inc.	6,096	819,912
Northeast Bank	4,731	473,857
Northfield Bancorp, Inc.	24,309	286,846
Northrim BanCorp, Inc.	12,416	268,931
OceanFirst Financial Corp.	34,458	605,427
Old Second Bancorp, Inc.	28,116	485,985
Origin Bancorp, Inc.	18,973	654,948
Park National Corp.	2,321	377,232
Pathward Financial, Inc.	15,466	1,144,639
Peapack-Gladstone Financial Corp.	10,472	289,027
Peoples Financial Services Corp.	5,554	269,980
Pinnacle Financial Partners, Inc.	22,736	2,132,409
†Ponce Financial Group, Inc.	13,051	191,850
Popular, Inc.	5,751	730,435
Preferred Bank	7,643	690,851
Provident Financial Services, Inc.	87,826	1,693,285
QCR Holdings, Inc.	10,392	786,051
RBB Bancorp	10,656	199,907
Red River Bancshares, Inc.	3,099	200,877
Republic Bancorp, Inc. Class A	5,494	396,941
ServisFirst Bancshares, Inc.	22,628	1,822,233
Shore Bancshares, Inc.	19,004	311,856
Sierra Bancorp	7,558	218,502
Simmons First National Corp. Class A	52,557	1,007,518
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
SmartFinancial, Inc.	9,900	$353,727
South Plains Financial, Inc.	7,787	300,968
†Southern First Bancshares, Inc.	4,990	220,159
Southern Missouri Bancorp, Inc.	5,811	305,426
Stock Yards Bancorp, Inc.	16,405	1,148,186
Synovus Financial Corp.	21,238	1,042,361
†Third Coast Bancshares, Inc.	7,068	268,372
Tompkins Financial Corp.	7,858	520,278
TriCo Bancshares	8,078	358,744
TrustCo Bank Corp.	11,941	433,458
Unity Bancorp, Inc.	4,424	216,201
Univest Financial Corp.	19,505	585,540
Valley National Bancorp	70,643	748,816
Veritex Holdings, Inc.	26,721	895,955
WaFd, Inc.	11,571	350,486
Washington Trust Bancorp, Inc.	10,300	297,670
Webster Financial Corp.	53,007	3,150,736
WesBanco, Inc.	35,655	1,138,464
West BanCorp, Inc.	10,807	219,598
Western Alliance Bancorp	19,376	1,680,287
WSFS Financial Corp.	12,065	650,665
Zions Bancorp NA	59,217	3,350,498
		82,032,091
Beverages–0.12%
†Celsius Holdings, Inc.	15,269	877,815
MGP Ingredients, Inc.	4,529	109,557
†National Beverage Corp.	4,620	170,570
		1,157,942
Biotechnology–7.33%
†89bio, Inc.	40,558	596,203
†ACADIA Pharmaceuticals, Inc.	28,219	602,193
†ADMA Biologics, Inc.	131,413	1,926,515
†Akebia Therapeutics, Inc.	129,007	352,189
†Akero Therapeutics, Inc.	46,411	2,203,594
†Alkermes PLC	46,162	1,384,860
†Anavex Life Sciences Corp.	51,928	462,159
†Apogee Therapeutics, Inc.	20,804	826,543
†Arcellx, Inc.	8,852	726,749
†Arcturus Therapeutics Holdings, Inc.	14,696	270,847
†Arcutis Biotherapeutics, Inc.	65,022	1,225,665
†Ardelyx, Inc.	48,204	265,604
†Arrowhead Pharmaceuticals, Inc.	75,676	2,610,065
†Aurinia Pharmaceuticals, Inc.	74,510	823,335
†Avidity Biosciences, Inc.	27,627	1,203,708
†Beam Therapeutics, Inc.	13,160	319,393
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–2

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†BioCryst Pharmaceuticals, Inc.	129,448	$982,510
†Biohaven Ltd.	19,130	287,141
†Bridgebio Pharma, Inc.	19,870	1,032,048
†CareDx, Inc.	33,788	491,278
†Catalyst Pharmaceuticals, Inc.	72,628	1,430,772
†CG oncology, Inc.	18,669	751,987
†Cidara Therapeutics, Inc.	11,381	1,089,845
†CRISPR Therapeutics AG	12,731	825,096
†Cullinan Therapeutics, Inc.	30,704	182,075
†Cytokinetics, Inc.	7,627	419,180
†Day One Biopharmaceuticals, Inc.	32,429	228,624
†Denali Therapeutics, Inc.	59,723	867,178
†Dynavax Technologies Corp.	68,858	683,760
†Dyne Therapeutics, Inc.	51,899	656,522
†Emergent BioSolutions, Inc.	36,150	318,843
†Exact Sciences Corp.	18,762	1,026,469
†Exelixis, Inc.	85,919	3,548,455
†Halozyme Therapeutics, Inc.	48,643	3,567,478
†ImmunityBio, Inc.	87,073	214,200
†Insmed, Inc.	15,213	2,190,824
†Janux Therapeutics, Inc.	21,017	513,655
†Keros Therapeutics, Inc.	22,779	360,364
†Krystal Biotech, Inc.	10,328	1,823,202
†Kura Oncology, Inc.	45,280	400,728
†Kymera Therapeutics, Inc.	29,898	1,692,227
†Madrigal Pharmaceuticals, Inc.	4,832	2,216,245
†MannKind Corp.	121,122	650,425
†MeiraGTx Holdings PLC	26,377	217,083
†MiMedx Group, Inc.	78,790	549,954
†Mirum Pharmaceuticals, Inc.	4,933	361,638
†Monte Rosa Therapeutics, Inc.	31,785	235,527
†Myriad Genetics, Inc.	62,082	448,853
†Novavax, Inc.	98,502	854,012
†Nurix Therapeutics, Inc.	28,896	266,999
†Nuvalent, Inc. Class A	3,415	295,329
†Organogenesis Holdings, Inc.	46,546	196,424
†ORIC Pharmaceuticals, Inc.	30,496	365,952
†Palvella Therapeutics, Inc.	4,643	291,070
†Protagonist Therapeutics, Inc.	28,269	1,877,910
†PTC Therapeutics, Inc.	29,013	1,780,528
†Recursion Pharmaceuticals, Inc. Class A	52,544	256,415
†REGENXBIO, Inc.	28,775	277,679
†Relay Therapeutics, Inc.	83,601	436,397
†Rigel Pharmaceuticals, Inc.	11,030	312,480
†Sana Biotechnology, Inc.	92,638	328,865
†Scholar Rock Holding Corp.	24,277	904,075
†Soleno Therapeutics, Inc.	14,142	955,999
†Stoke Therapeutics, Inc.	22,314	524,379
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Syndax Pharmaceuticals, Inc.	13,436	$206,713
†Taysha Gene Therapies, Inc.	107,968	353,055
†TG Therapeutics, Inc.	66,978	2,419,580
†Tourmaline Bio, Inc.	12,881	616,098
†Twist Bioscience Corp.	38,528	1,084,178
†United Therapeutics Corp.	5,262	2,205,883
†Vaxcyte, Inc.	51,785	1,865,296
†Vera Therapeutics, Inc.	7,625	221,583
†Veracyte, Inc.	49,228	1,689,997
†Vericel Corp.	26,131	822,343
†Viking Therapeutics, Inc.	24,479	643,308
†Xencor, Inc.	43,522	510,513
		68,626,868
Broadline Retail–0.11%
Kohl's Corp.	65,159	1,001,494
		1,001,494
Building Products–1.12%
Apogee Enterprises, Inc.	13,775	600,177
Armstrong World Industries, Inc.	1,172	229,724
Griffon Corp.	18,232	1,388,367
Insteel Industries, Inc.	11,960	458,546
†Janus International Group, Inc.	89,502	883,385
Quanex Building Products Corp.	30,380	432,003
†Resideo Technologies, Inc.	89,492	3,864,264
Tecnoglass, Inc.	15,632	1,045,937
UFP Industries, Inc.	16,983	1,587,741
		10,490,144
Capital Markets–2.10%
Acadian Asset Management, Inc.	17,953	864,616
Affiliated Managers Group, Inc.	12,403	2,957,247
Artisan Partners Asset Management, Inc. Class A	30,804	1,336,894
Diamond Hill Investment Group, Inc.	1,716	240,257
Invesco Ltd.	8,638	198,156
Janus Henderson Group PLC	61,399	2,732,870
Marex Group PLC	20,568	691,496
PJT Partners, Inc. Class A	1,819	323,291
SEI Investments Co.	19,244	1,632,853
Stifel Financial Corp.	13,262	1,504,839
†StoneX Group, Inc.	26,948	2,719,592
Victory Capital Holdings, Inc. Class A	18,862	1,221,503
Virtu Financial, Inc. Class A	49,745	1,765,948
XP, Inc. Class A	81,101	1,523,888
		19,713,450
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–3

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chemicals–1.51%
AdvanSix, Inc.	17,435	$337,890
Albemarle Corp.	6,684	541,939
†Aspen Aerogels, Inc.	40,379	281,038
Avient Corp.	15,981	526,574
†Ecovyst, Inc.	71,025	622,179
Hawkins, Inc.	10,985	2,007,179
Huntsman Corp.	70,455	632,686
†Ingevity Corp.	22,565	1,245,362
Innospec, Inc.	13,361	1,030,935
†Intrepid Potash, Inc.	7,080	216,506
Koppers Holdings, Inc.	11,799	330,372
Mativ Holdings, Inc.	34,314	388,091
Minerals Technologies, Inc.	17,496	1,086,852
Orion SA	35,963	272,600
†Perimeter Solutions, Inc.	83,062	1,859,758
Quaker Chemical Corp.	4,389	578,251
Scotts Miracle-Gro Co.	15,398	876,916
Sensient Technologies Corp.	10,139	951,545
Tronox Holdings PLC	81,285	326,766
		14,113,439
Commercial Services & Supplies–1.54%
ACCO Brands Corp.	59,067	235,677
†ACV Auctions, Inc. Class A	30,640	303,642
†BrightView Holdings, Inc.	39,326	526,968
Brink's Co.	4,267	498,642
†CECO Environmental Corp.	19,889	1,018,317
†Cimpress PLC	10,166	640,865
†CoreCivic, Inc.	54,767	1,114,508
Deluxe Corp.	29,855	577,993
Ennis, Inc.	16,690	305,093
†GEO Group, Inc.	50,154	1,027,656
†Healthcare Services Group, Inc.	48,904	823,054
HNI Corp.	22,347	1,046,957
Interface, Inc.	37,913	1,097,202
†Liquidity Services, Inc.	14,853	407,418
MillerKnoll, Inc.	11,379	201,863
†Montrose Environmental Group, Inc.	21,126	580,120
†OPENLANE, Inc.	21,137	608,323
Pitney Bowes, Inc.	106,521	1,215,405
Tetra Tech, Inc.	35,907	1,198,576
UniFirst Corp.	6,085	1,017,351
		14,445,630
Communications Equipment–0.84%
†ADTRAN Holdings, Inc.	51,058	478,924
†Clearfield, Inc.	7,944	273,115
†CommScope Holding Co., Inc.	114,654	1,774,844
†Digi International, Inc.	12,529	456,807
†Extreme Networks, Inc.	51,453	1,062,504
†NETGEAR, Inc.	17,933	580,850
†NetScout Systems, Inc.	41,546	1,073,133
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Communications Equipment (continued)
†Viasat, Inc.	47,289	$1,385,568
†Viavi Solutions, Inc.	59,781	758,621
		7,844,366
Construction & Engineering–2.08%
†Ameresco, Inc. Class A	21,408	718,881
Arcosa, Inc.	3,446	322,925
Argan, Inc.	7,338	1,981,627
†Bowman Consulting Group Ltd.	9,137	387,043
†Centuri Holdings, Inc.	11,145	235,940
Comfort Systems USA, Inc.	4,936	4,073,088
Granite Construction, Inc.	14,493	1,589,157
†IES Holdings, Inc.	4,305	1,711,883
†Matrix Service Co.	16,804	219,796
†NWPX Infrastructure, Inc.	6,156	325,837
Primoris Services Corp.	15,198	2,087,141
†Sterling Infrastructure, Inc.	12,242	4,158,363
†Tutor Perini Corp.	25,686	1,684,745
		19,496,426
Construction Materials–0.19%
†Knife River Corp.	11,938	917,674
U.S. Lime & Minerals, Inc.	6,907	908,616
		1,826,290
Consumer Finance–0.84%
†Atlanticus Holdings Corp.	3,443	201,691
Bread Financial Holdings, Inc.	23,598	1,316,060
†Dave, Inc.	3,912	779,857
†Enova International, Inc.	14,805	1,703,907
†Green Dot Corp. Class A	25,388	340,961
OneMain Holdings, Inc.	3,432	193,771
Regional Management Corp.	6,322	246,305
SLM Corp.	99,369	2,750,534
†World Acceptance Corp.	2,182	369,064
		7,902,150
Consumer Staples Distribution & Retail–0.46%
Albertsons Cos., Inc. Class A	26,792	469,128
Ingles Markets, Inc. Class A	3,352	233,165
Natural Grocers by Vitamin Cottage, Inc.	6,199	247,960
PriceSmart, Inc.	5,615	680,482
†Sprouts Farmers Market, Inc.	9,548	1,038,822
†United Natural Foods, Inc.	39,136	1,472,296
Village Super Market, Inc. Class A	5,754	214,970
		4,356,823
Containers & Packaging–0.27%
AptarGroup, Inc.	5,725	765,203
Ardagh Metal Packaging SA	42,519	169,651
Greif, Inc. Class B	2,885	177,745
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–4

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Myers Industries, Inc.	25,006	$423,602
†O-I Glass, Inc.	75,913	984,591
		2,520,792
Distributors–0.04%
†GigaCloud Technology, Inc. Class A	12,435	353,154
		353,154
Diversified Consumer Services–1.48%
ADT, Inc.	45,681	397,881
†Adtalem Global Education, Inc.	9,759	1,507,278
†American Public Education, Inc.	10,068	397,384
Carriage Services, Inc.	9,341	416,048
†Driven Brands Holdings, Inc.	40,561	653,438
†Frontdoor, Inc.	37,671	2,534,882
†Grand Canyon Education, Inc.	11,330	2,487,162
†Lincoln Educational Services Corp.	16,705	392,567
†Mister Car Wash, Inc.	63,200	336,856
Perdoceo Education Corp.	33,343	1,255,697
†Stride, Inc.	19,508	2,905,522
†Universal Technical Institute, Inc.	18,230	593,386
		13,878,101
Diversified REITs–0.57%
Alexander & Baldwin, Inc.	49,785	905,589
Broadstone Net Lease, Inc.	107,745	1,925,403
Essential Properties Realty Trust, Inc.	72,132	2,146,649
Gladstone Commercial Corp.	27,582	339,810
		5,317,451
Diversified Telecommunication Services–0.56%
†Anterix, Inc.	6,608	141,874
†Bandwidth, Inc. Class A	16,043	267,437
†Frontier Communications Parent, Inc.	33,929	1,267,248
IDT Corp. Class B	10,326	540,153
Iridium Communications, Inc.	19,743	344,713
†Lumen Technologies, Inc.	434,554	2,659,470
		5,220,895
Electric Utilities–0.96%
Genie Energy Ltd. Class B	13,941	208,418
†Hawaiian Electric Industries, Inc.	38,178	421,485
†Oklo, Inc.	27,264	3,043,480
Otter Tail Corp.	20,352	1,668,254
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Pinnacle West Capital Corp.	5,056	$453,321
Portland General Electric Co.	73,258	3,223,352
		9,018,310
Electrical Equipment–2.74%
Allient, Inc.	9,503	425,259
†Array Technologies, Inc.	101,743	829,206
Atkore, Inc.	18,592	1,166,462
†Bloom Energy Corp. Class A	110,088	9,310,142
EnerSys	22,776	2,572,777
†Enovix Corp.	24,672	245,980
†Generac Holdings, Inc.	5,883	984,814
LSI Industries, Inc.	18,018	425,405
†NEXTracker, Inc. Class A	56,622	4,189,462
†NuScale Power Corp.	11,907	428,652
nVent Electric PLC	6,905	681,109
Powell Industries, Inc.	4,214	1,284,469
†Power Solutions International, Inc.	3,396	333,555
Preformed Line Products Co.	1,622	318,155
Sensata Technologies Holding PLC	52,967	1,618,142
†Shoals Technologies Group, Inc. Class A	109,123	808,602
		25,622,191
Electronic Equipment, Instruments & Components–3.01%
Advanced Energy Industries, Inc.	7,440	1,265,842
†Arlo Technologies, Inc.	50,781	860,738
†Arrow Electronics, Inc.	3,428	414,788
Badger Meter, Inc.	12,063	2,154,210
Bel Fuse, Inc. Class B	6,607	931,719
Belden, Inc.	8,277	995,475
Benchmark Electronics, Inc.	22,781	878,208
Climb Global Solutions, Inc.	2,637	355,573
†Coherent Corp.	6,793	731,742
†Daktronics, Inc.	25,298	529,234
†Evolv Technologies Holdings, Inc.	61,366	463,313
†Fabrinet	6,647	2,423,629
Ingram Micro Holding Corp.	11,483	246,770
†Insight Enterprises, Inc.	6,737	764,043
†Itron, Inc.	14,732	1,835,018
†Kimball Electronics, Inc.	16,837	502,753
†Knowles Corp.	49,677	1,157,971
Napco Security Technologies, Inc.	17,801	764,553
†nLight, Inc.	25,083	743,209
†OSI Systems, Inc.	7,714	1,922,637
PC Connection, Inc.	3,529	218,763
†Plexus Corp.	5,379	778,287
†Sanmina Corp.	23,155	2,665,372
†ScanSource, Inc.	14,392	633,104
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–5

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
TD SYNNEX Corp.	2,124	$347,805
†TTM Technologies, Inc.	56,543	3,256,877
Vishay Intertechnology, Inc.	9,397	143,774
†Vishay Precision Group, Inc.	7,755	248,548
		28,233,955
Energy Equipment & Services–1.50%
Archrock, Inc.	69,964	1,840,753
†Bristow Group, Inc.	15,418	556,281
Cactus, Inc. Class A	17,224	679,831
†Expro Group Holdings NV	62,932	747,632
†Helix Energy Solutions Group, Inc.	25,111	164,728
Helmerich & Payne, Inc.	55,408	1,223,963
†Innovex International, Inc.	11,924	221,071
Kodiak Gas Services, Inc.	21,036	777,701
Liberty Energy, Inc.	86,210	1,063,831
†Nabors Industries Ltd.	5,020	205,167
Noble Corp. PLC	22,078	624,366
†Oceaneering International, Inc.	16,890	418,534
†Oil States International, Inc.	39,011	236,407
Patterson-UTI Energy, Inc.	212,815	1,102,382
†ProPetro Holding Corp.	50,967	267,067
RPC, Inc.	56,125	267,155
TechnipFMC PLC	24,021	947,629
†TETRA Technologies, Inc.	56,591	325,398
†Transocean Ltd.	123,030	383,854
†Valaris Ltd.	19,026	927,898
Weatherford International PLC	15,076	1,031,651
		14,013,299
Entertainment–0.43%
Cinemark Holdings, Inc.	51,590	1,445,552
†IMAX Corp.	25,223	826,053
†Madison Square Garden Entertainment Corp.	10,023	453,440
Marcus Corp.	14,466	224,368
†Roku, Inc.	2,453	245,619
†Sphere Entertainment Co.	14,055	873,097
		4,068,129
Financial Services–2.52%
Banco Latinoamericano de Comercio Exterior SA	18,453	848,284
Burford Capital Ltd.	12,288	146,965
†Cantaloupe, Inc.	35,980	380,309
Cass Information Systems, Inc.	8,197	322,388
Compass Diversified Holdings	39,884	264,032
Enact Holdings, Inc.	19,299	739,924
Essent Group Ltd.	24,068	1,529,762
EVERTEC, Inc.	24,140	815,449
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†International Money Express, Inc.	18,989	$265,276
Jackson Financial, Inc. Class A	43,712	4,424,966
MGIC Investment Corp.	148,713	4,218,988
Mr. Cooper Group, Inc.	4,320	910,613
†NCR Atleos Corp.	12,903	507,217
NewtekOne, Inc.	15,933	182,433
†NMI Holdings, Inc. Class A	46,592	1,786,337
Pagseguro Digital Ltd. Class A	120,107	1,201,070
†Paysafe Ltd.	21,407	276,578
Radian Group, Inc.	54,718	1,981,886
†Repay Holdings Corp.	52,688	275,558
†Sezzle, Inc.	8,491	675,289
Western Union Co.	227,446	1,817,294
		23,570,618
Food Products–0.68%
Calavo Growers, Inc.	6,477	166,718
Cal-Maine Foods, Inc.	31,318	2,947,024
Fresh Del Monte Produce, Inc.	22,295	774,082
†Mission Produce, Inc.	28,152	338,387
Pilgrim's Pride Corp.	27,009	1,099,807
†Seneca Foods Corp. Class A	3,113	336,017
†SunOpta, Inc.	51,111	299,510
Utz Brands, Inc.	35,433	430,511
		6,392,056
Gas Utilities–0.85%
Brookfield Infrastructure Corp. Class A	8,723	358,690
National Fuel Gas Co.	45,709	4,222,140
UGI Corp.	101,821	3,386,567
		7,967,397
Ground Transportation–0.39%
ArcBest Corp.	2,377	166,081
†Avis Budget Group, Inc.	2,099	337,047
Covenant Logistics Group, Inc.	9,286	201,135
Marten Transport Ltd.	27,242	290,399
Ryder System, Inc.	12,689	2,393,653
†U-Haul Holding Co.	5,058	288,660
		3,676,975
Health Care Equipment & Supplies–2.94%
†Alphatec Holdings, Inc.	58,874	856,028
†AngioDynamics, Inc.	25,261	282,165
†Artivion, Inc.	24,839	1,051,683
†AtriCure, Inc.	30,492	1,074,843
†Axogen, Inc.	26,438	471,654
†Bioventus, Inc. Class A	27,511	184,049
†Butterfly Network, Inc.	126,911	244,938
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–6

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Ceribell, Inc.	15,092	$173,407
†Delcath Systems, Inc.	19,119	205,529
Dentsply Sirona, Inc.	93,012	1,180,322
Embecta Corp.	38,644	545,267
†Enovis Corp.	6,174	187,319
†Envista Holdings Corp.	58,192	1,185,371
†Glaukos Corp.	8,417	686,406
†Haemonetics Corp.	20,373	992,980
†ICU Medical, Inc.	13,281	1,593,189
†Inspire Medical Systems, Inc.	6,335	470,057
†Integer Holdings Corp.	6,611	683,115
†Integra LifeSciences Holdings Corp.	12,129	173,809
iRadimed Corp.	5,512	392,234
†iRhythm Technologies, Inc.	5,926	1,019,213
†Lantheus Holdings, Inc.	25,819	1,324,257
LeMaitre Vascular, Inc.	11,287	987,725
†LivaNova PLC	5,107	267,505
†Masimo Corp.	2,193	323,577
†Merit Medical Systems, Inc.	5,535	460,678
†Neogen Corp.	140,373	801,530
†Novocure Ltd.	68,203	881,183
†=OmniAb, Inc	8,030	0
†=OmniAb, Inc.	8,030	0
†Omnicell, Inc.	28,789	876,625
†Orthofix Medical, Inc.	20,912	306,152
†OrthoPediatrics Corp.	7,818	144,868
†Penumbra, Inc.	2,270	575,036
†PROCEPT BioRobotics Corp.	24,320	867,981
†Pulse Biosciences, Inc.	12,119	214,506
†QuidelOrtho Corp.	45,892	1,351,519
†SI-BONE, Inc.	26,671	392,597
†STAAR Surgical Co.	32,158	864,085
†Tactile Systems Technology, Inc.	15,874	219,696
†Tandem Diabetes Care, Inc.	24,727	300,186
†TransMedics Group, Inc.	12,907	1,448,165
†Treace Medical Concepts, Inc.	31,453	211,050
†UFP Technologies, Inc.	3,942	786,823
†Varex Imaging Corp.	25,567	317,031
		27,576,353
Health Care Providers & Services–2.90%
†AdaptHealth Corp.	60,493	541,412
†Addus HomeCare Corp.	7,877	929,407
†Alignment Healthcare, Inc.	65,053	1,135,175
†AMN Healthcare Services, Inc.	26,120	505,683
†Astrana Health, Inc.	27,811	788,442
†Aveanna Healthcare Holdings, Inc.	31,280	277,454
†BrightSpring Health Services, Inc.	36,467	1,077,965
†Castle Biosciences, Inc.	16,535	376,502
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†Clover Health Investments Corp.	155,523	$475,900
†Cross Country Healthcare, Inc.	21,616	306,947
Encompass Health Corp.	16,279	2,067,759
†Enhabit, Inc.	32,360	259,204
Ensign Group, Inc.	10,334	1,785,405
†Fulgent Genetics, Inc.	10,460	236,396
†GeneDx Holdings Corp.	8,520	917,945
†Guardant Health, Inc.	34,099	2,130,505
†HealthEquity, Inc.	9,632	912,825
†Hims & Hers Health, Inc.	54,525	3,092,658
†LifeStance Health Group, Inc.	91,103	501,066
National HealthCare Corp.	5,865	712,656
†NeoGenomics, Inc.	81,400	628,408
†Nutex Health, Inc.	2,251	232,573
†PACS Group, Inc.	23,663	324,893
†Pediatrix Medical Group, Inc.	57,285	959,524
†Pennant Group, Inc.	18,277	460,946
Premier, Inc. Class A	55,463	1,541,871
†Privia Health Group, Inc.	10,290	256,221
†Progyny, Inc.	40,074	862,392
†RadNet, Inc.	15,738	1,199,393
†Surgery Partners, Inc.	19,481	421,569
†Talkspace, Inc.	78,437	216,486
Universal Health Services, Inc. Class B	5,124	1,047,551
		27,183,133
Health Care REITs–0.87%
Community Healthcare Trust, Inc.	16,295	249,314
Global Medical REIT, Inc.	6,948	234,217
LTC Properties, Inc.	16,791	618,916
National Health Investors, Inc.	25,620	2,036,790
Omega Healthcare Investors, Inc.	53,359	2,252,817
Sabra Health Care REIT, Inc.	145,659	2,715,084
		8,107,138
Health Care Technology–0.44%
†Doximity, Inc. Class A	24,300	1,777,545
HealthStream, Inc.	16,196	457,375
†OptimizeRx Corp.	11,690	239,645
†Phreesia, Inc.	32,587	766,446
†Teladoc Health, Inc.	113,238	875,330
		4,116,341
Hotel & Resort REITs–0.47%
Apple Hospitality REIT, Inc.	54,742	657,451
Chatham Lodging Trust	31,436	210,936
Pebblebrook Hotel Trust	58,185	662,727
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–7

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotel & Resort REITs (continued)
RLJ Lodging Trust	82,413	$593,374
Ryman Hospitality Properties, Inc.	10,962	982,086
Summit Hotel Properties, Inc.	65,163	357,745
Xenia Hotels & Resorts, Inc.	67,752	929,557
		4,393,876
Hotels, Restaurants & Leisure–1.68%
†Accel Entertainment, Inc.	33,313	368,775
†BJ's Restaurants, Inc.	11,358	346,760
Bloomin' Brands, Inc.	43,348	310,805
Boyd Gaming Corp.	17,633	1,524,373
Brightstar Lottery PLC	55,106	950,578
†Brinker International, Inc.	12,428	1,574,379
Cheesecake Factory, Inc.	13,062	713,708
Cracker Barrel Old Country Store, Inc.	15,046	662,927
†Kura Sushi USA, Inc. Class A	3,856	229,085
†Life Time Group Holdings, Inc.	23,108	637,781
†Lindblad Expeditions Holdings, Inc.	20,823	266,534
Marriott Vacations Worldwide Corp.	2,250	149,760
Monarch Casino & Resort, Inc.	8,532	903,027
Nathan's Famous, Inc.	1,838	203,540
Papa John's International, Inc.	5,460	262,899
†Planet Fitness, Inc. Class A	4,934	512,149
†Portillo's, Inc. Class A	36,018	232,316
†Potbelly Corp.	17,796	303,244
RCI Hospitality Holdings, Inc.	4,804	146,570
†Rush Street Interactive, Inc.	44,158	904,356
†Sabre Corp.	240,268	439,690
†Shake Shack, Inc. Class A	4,869	455,787
Super Group SGHC Ltd.	95,635	1,262,382
Travel & Leisure Co.	17,273	1,027,571
Vail Resorts, Inc.	9,069	1,356,450
		15,745,446
Household Durables–1.60%
†Beazer Homes USA, Inc.	16,515	405,443
†Cavco Industries, Inc.	2,591	1,504,671
Century Communities, Inc.	2,924	185,294
†Champion Homes, Inc.	11,557	882,608
Ethan Allen Interiors, Inc.	14,714	433,474
†Helen of Troy Ltd.	13,631	343,501
†Hovnanian Enterprises, Inc. Class A	3,211	412,581
Installed Building Products, Inc.	10,916	2,692,541
KB Home	6,190	393,932
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
La-Z-Boy, Inc.	9,061	$310,974
Leggett & Platt, Inc.	89,794	797,371
†M/I Homes, Inc.	7,614	1,099,766
†Sonos, Inc.	66,218	1,046,244
†Taylor Morrison Home Corp.	36,439	2,405,338
†TopBuild Corp.	2,004	783,284
†Tri Pointe Homes, Inc.	38,070	1,293,238
		14,990,260
Household Products–0.24%
†Central Garden & Pet Co.	29,183	881,228
Energizer Holdings, Inc.	12,100	301,169
Oil-Dri Corp. of America	6,352	387,726
Spectrum Brands Holdings, Inc.	12,280	645,068
		2,215,191
Independent Power and Renewable Electricity Producers–0.28%
AES Corp.	104,364	1,373,430
Clearway Energy, Inc. Class A	23,592	635,333
Ormat Technologies, Inc.	6,173	594,151
		2,602,914
Industrial Conglomerates–0.02%
Brookfield Business Corp. Class A	5,863	196,586
		196,586
Industrial REITs–0.50%
Americold Realty Trust, Inc.	13,785	168,728
First Industrial Realty Trust, Inc.	6,983	359,415
Innovative Industrial Properties, Inc.	18,687	1,001,250
LXP Industrial Trust	38,314	343,293
One Liberty Properties, Inc.	10,715	237,016
Plymouth Industrial REIT, Inc.	27,973	624,637
Rexford Industrial Realty, Inc.	29,180	1,199,590
STAG Industrial, Inc.	8,119	286,520
Terreno Realty Corp.	8,208	465,804
		4,686,253
Insurance–1.63%
Axis Capital Holdings Ltd.	28,985	2,776,763
†Brighthouse Financial, Inc.	36,576	1,941,454
CNO Financial Group, Inc.	12,208	482,826
Donegal Group, Inc. Class A	10,145	196,712
Fidelis Insurance Holdings Ltd.	32,834	595,937
†Genworth Financial, Inc. Class A	38,941	346,575
Globe Life, Inc.	12,206	1,745,092
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–8

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
†Hamilton Insurance Group Ltd. Class B	27,530	$682,744
HCI Group, Inc.	3,889	746,416
†Heritage Insurance Holdings, Inc.	15,190	382,484
Horace Mann Educators Corp.	11,212	506,446
Investors Title Co.	905	242,386
†Palomar Holdings, Inc.	8,295	968,441
†ProAssurance Corp.	32,956	790,615
†Root, Inc. Class A	3,525	315,523
†Selectquote, Inc.	90,243	176,876
†SiriusPoint Ltd.	47,780	864,340
Tiptree, Inc.	8,341	159,897
United Fire Group, Inc.	13,248	403,004
Universal Insurance Holdings, Inc.	15,186	399,392
Unum Group	6,645	516,848
		15,240,771
Interactive Media & Services–0.78%
†Angi, Inc.	15,574	253,233
†Bumble, Inc. Class A	47,208	287,497
†Cargurus, Inc.	35,170	1,309,379
†Cars.com, Inc.	38,458	469,957
†EverQuote, Inc. Class A	14,640	334,817
†fuboTV, Inc.	206,828	858,336
†Grindr, Inc.	15,650	235,063
†MediaAlpha, Inc. Class A	20,047	228,135
†QuinStreet, Inc.	32,177	497,778
Shutterstock, Inc.	8,372	174,556
†Vimeo, Inc.	79,802	618,466
†Yelp, Inc.	33,547	1,046,666
†Ziff Davis, Inc.	26,114	994,943
		7,308,826
IT Services–0.47%
†Commerce.com, Inc.	43,539	217,260
†DigitalOcean Holdings, Inc.	42,927	1,466,386
†DXC Technology Co.	71,365	972,705
†Kyndryl Holdings, Inc.	58,266	1,749,728
		4,406,079
Leisure Products–0.58%
Acushnet Holdings Corp.	16,139	1,266,750
†Malibu Boats, Inc. Class A	12,316	399,654
†MasterCraft Boat Holdings, Inc.	9,124	195,801
†Peloton Interactive, Inc. Class A	232,954	2,096,586
Polaris, Inc.	9,046	525,844
†Topgolf Callaway Brands Corp.	82,333	782,164
†YETI Holdings, Inc.	4,379	145,295
		5,412,094
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.49%
†10X Genomics, Inc. Class A	60,689	$709,454
†Adaptive Biotechnologies Corp.	78,355	1,172,191
†Azenta, Inc.	25,996	746,605
†Charles River Laboratories International, Inc.	5,620	879,305
†CryoPort, Inc.	28,905	274,019
†Cytek Biosciences, Inc.	75,797	263,016
†Maravai LifeSciences Holdings, Inc. Class A	82,916	237,969
†Niagen Bioscience, Inc.	31,463	293,550
		4,576,109
Machinery–3.25%
Allison Transmission Holdings, Inc.	5,439	461,662
Astec Industries, Inc.	14,615	703,420
†Blue Bird Corp.	20,560	1,183,228
†Chart Industries, Inc.	4,529	906,479
Columbus McKinnon Corp.	18,923	271,356
†Energy Recovery, Inc.	35,943	554,241
ESCO Technologies, Inc.	16,220	3,424,204
Gorman-Rupp Co.	13,933	646,631
†Graham Corp.	5,978	328,192
Greenbrier Cos., Inc.	20,040	925,247
Helios Technologies, Inc.	4,855	253,091
†Hillman Solutions Corp.	116,752	1,071,783
Hyster-Yale, Inc.	6,143	226,431
Kadant, Inc.	2,973	884,705
Lincoln Electric Holdings, Inc.	9,202	2,170,108
Lindsay Corp.	6,619	930,367
Luxfer Holdings PLC	17,475	242,903
†Manitowoc Co., Inc.	22,132	221,541
†Microvast Holdings, Inc.	125,138	481,781
Miller Industries, Inc.	6,539	264,306
Mueller Industries, Inc.	55,587	5,620,402
Mueller Water Products, Inc. Class A	34,760	887,075
†Proto Labs, Inc.	15,785	789,724
REV Group, Inc.	25,836	1,464,126
Snap-on, Inc.	9,129	3,163,472
Terex Corp.	27,559	1,413,777
†Titan International, Inc.	31,773	240,204
Wabash National Corp.	27,206	268,523
Worthington Enterprises, Inc.	8,505	471,943
		30,470,922
Marine Transportation–0.16%
Costamare, Inc.	25,794	307,207
Matson, Inc.	12,211	1,203,882
		1,511,089
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–9

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–0.97%
†Altice USA, Inc. Class A	170,395	$410,652
†Boston Omaha Corp. Class A	15,980	209,018
Cable One, Inc.	3,430	607,282
†EchoStar Corp. Class A	20,384	1,556,522
†Gannett Co., Inc.	97,276	401,750
Gray Media, Inc.	52,837	305,398
†Ibotta, Inc. Class A	6,218	173,171
†Integral Ad Science Holding Corp.	16,865	171,517
John Wiley & Sons, Inc. Class A	24,837	1,005,153
†Magnite, Inc.	58,418	1,272,344
Nexstar Media Group, Inc.	2,376	469,830
†Nexxen International Ltd.	24,642	227,939
†PubMatic, Inc. Class A	27,045	223,933
Sinclair, Inc.	18,014	272,011
Sirius XM Holdings, Inc.	40,023	931,535
†Stagwell, Inc.	38,161	214,847
TEGNA, Inc.	16,084	326,988
†Thryv Holdings, Inc.	24,357	293,745
		9,073,635
Metals & Mining–1.90%
Alcoa Corp.	7,406	243,583
†Alpha Metallurgical Resources, Inc.	6,795	1,114,992
Caledonia Mining Corp. PLC	10,943	396,246
†Century Aluminum Co.	33,281	977,130
†Coeur Mining, Inc.	156,892	2,943,294
†Compass Minerals International, Inc.	22,129	424,877
†Constellium SE	59,440	884,467
Ferroglobe PLC	82,696	376,267
Hecla Mining Co.	72,031	871,575
†Metallus, Inc.	12,027	198,806
†MP Materials Corp.	17,399	1,166,951
Olympic Steel, Inc.	5,681	172,987
Ramaco Resources, Inc. Class B	10,523	177,313
Reliance, Inc.	4,974	1,396,849
Royal Gold, Inc.	6,692	1,342,281
Ryerson Holding Corp.	17,690	404,393
†SSR Mining, Inc.	131,903	3,221,071
SunCoke Energy, Inc.	55,218	450,579
Warrior Met Coal, Inc.	5,416	344,674
Worthington Steel, Inc.	21,552	654,965
		17,763,300
Mortgage Real Estate Investment Trusts (REITs)–0.65%
AGNC Investment Corp.	33,229	325,312
Chimera Investment Corp.	52,060	688,233
Ellington Financial, Inc.	50,262	652,401
Invesco Mortgage Capital, Inc.	44,946	339,792
MFA Financial, Inc.	64,229	590,265
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Redwood Trust, Inc.	67,416	$390,339
Rithm Capital Corp.	241,832	2,754,466
TPG RE Finance Trust, Inc.	37,847	323,970
		6,064,778
Multi-Utilities–0.35%
Avista Corp.	7,118	269,132
Black Hills Corp.	18,428	1,134,981
NiSource, Inc.	42,685	1,848,260
		3,252,373
Office REITs–0.65%
COPT Defense Properties	67,808	1,970,501
Highwoods Properties, Inc.	57,344	1,824,686
Kilroy Realty Corp.	29,941	1,265,007
†Paramount Group, Inc.	118,117	772,485
Postal Realty Trust, Inc. Class A	14,313	224,571
		6,057,250
Oil, Gas & Consumable Fuels–2.78%
APA Corp.	54,848	1,331,709
Ardmore Shipping Corp.	23,482	278,731
†Centrus Energy Corp. Class A	10,009	3,103,491
Civitas Resources, Inc.	61,913	2,012,172
†Clean Energy Fuels Corp.	105,671	272,631
†CNX Resources Corp.	23,200	745,184
†Comstock Resources, Inc.	23,828	472,509
Diversified Energy Co. PLC	30,342	425,091
Dorian LPG Ltd.	18,000	536,400
DT Midstream, Inc.	15,134	1,711,050
†FLEX LNG Ltd.	20,284	511,157
Granite Ridge Resources, Inc.	31,055	168,008
†Gulfport Energy Corp.	5,260	951,955
HF Sinclair Corp.	21,087	1,103,694
International Seaways, Inc.	17,321	798,152
†Kosmos Energy Ltd.	78,272	129,932
†Lightbridge Corp.	10,916	231,528
Matador Resources Co.	42,538	1,911,232
Northern Oil & Gas, Inc.	20,470	507,656
†Par Pacific Holdings, Inc.	36,147	1,280,327
Peabody Energy Corp.	75,701	2,007,590
†REX American Resources Corp.	20,168	617,544
Riley Exploration Permian, Inc.	6,729	182,423
SandRidge Energy, Inc.	21,037	237,297
Scorpio Tankers, Inc.	13,454	754,097
SM Energy Co.	62,178	1,552,585
†Talos Energy, Inc.	32,790	314,456
Teekay Corp. Ltd.	36,682	300,059
Teekay Tankers Ltd. Class A	12,565	635,161
†Uranium Energy Corp.	32,032	427,307
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–10

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
VAALCO Energy, Inc.	60,048	$241,393
†Vital Energy, Inc.	18,686	315,607
		26,068,128
Paper & Forest Products–0.07%
†Clearwater Paper Corp.	10,260	212,998
Sylvamo Corp.	10,942	483,855
		696,853
Passenger Airlines–0.50%
†Alaska Air Group, Inc.	18,905	941,091
†Allegiant Travel Co.	8,884	539,881
†Joby Aviation, Inc.	18,876	304,658
†SkyWest, Inc.	26,077	2,623,868
†Sun Country Airlines Holdings, Inc.	25,659	303,033
		4,712,531
Personal Care Products–0.23%
†Herbalife Ltd.	64,383	543,392
†Honest Co., Inc.	29,150	107,272
Interparfums, Inc.	8,755	861,317
Nu Skin Enterprises, Inc. Class A	31,768	387,252
†USANA Health Sciences, Inc.	7,891	217,397
		2,116,630
Pharmaceuticals–2.47%
†Amneal Pharmaceuticals, Inc.	65,944	660,100
†Amphastar Pharmaceuticals, Inc.	7,122	189,801
†ANI Pharmaceuticals, Inc.	12,018	1,100,849
†Arvinas, Inc.	42,689	363,710
†Avadel Pharmaceuticals PLC	49,184	751,040
†Collegium Pharmaceutical, Inc.	20,171	705,783
†Corcept Therapeutics, Inc.	40,531	3,368,531
†CorMedix, Inc.	40,280	468,456
†Crinetics Pharmaceuticals, Inc.	16,764	698,221
†Edgewise Therapeutics, Inc.	45,597	739,583
†Elanco Animal Health, Inc.	20,060	404,008
†Enliven Therapeutics, Inc.	20,151	412,491
†EyePoint Pharmaceuticals, Inc.	40,928	582,815
†Fulcrum Therapeutics, Inc.	35,201	323,849
†Harmony Biosciences Holdings, Inc.	20,175	556,023
†Harrow, Inc.	19,569	942,834
†Indivior PLC	43,662	1,052,691
†Innoviva, Inc.	31,607	576,828
†LENZ Therapeutics, Inc.	8,507	396,256
†Ligand Pharmaceuticals, Inc.	9,805	1,736,858
†Pacira BioSciences, Inc.	25,047	645,461
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Phibro Animal Health Corp. Class A	12,683	$513,154
†Prestige Consumer Healthcare, Inc.	22,826	1,424,342
SIGA Technologies, Inc.	25,590	234,149
†Supernus Pharmaceuticals, Inc.	30,286	1,447,368
†Tarsus Pharmaceuticals, Inc.	15,737	935,250
†Theravance Biopharma, Inc.	24,325	355,145
†Trevi Therapeutics, Inc.	49,512	453,035
†Xeris Biopharma Holdings, Inc.	93,179	758,477
†Zevra Therapeutics, Inc.	36,729	349,293
		23,146,401
Professional Services–2.13%
Barrett Business Services, Inc.	15,102	669,321
†Clarivate PLC	234,196	896,971
Concentrix Corp.	29,918	1,380,716
†Conduent, Inc.	100,442	281,238
CRA International, Inc.	4,009	835,997
CSG Systems International, Inc.	17,856	1,149,569
†ExlService Holdings, Inc.	65,641	2,890,173
Genpact Ltd.	30,869	1,293,102
Heidrick & Struggles International, Inc.	13,633	678,514
†Huron Consulting Group, Inc.	10,786	1,583,061
†IBEX Holdings Ltd.	5,686	230,397
ICF International, Inc.	10,631	986,557
†Innodata, Inc.	18,404	1,418,396
Kelly Services, Inc. Class A	20,014	262,584
Kforce, Inc.	10,801	323,814
†Legalzoom.com, Inc.	73,468	762,598
ManpowerGroup, Inc.	11,561	438,162
Maximus, Inc.	7,425	678,422
†Paylocity Holding Corp.	900	143,343
TriNet Group, Inc.	2,877	192,442
†Upwork, Inc.	84,215	1,563,872
†Willdan Group, Inc.	9,406	909,466
†WNS Holdings Ltd.	4,599	350,766
		19,919,481
Real Estate Management & Development–0.79%
†Anywhere Real Estate, Inc.	59,062	625,467
†Cushman & Wakefield PLC	76,550	1,218,676
†Forestar Group, Inc.	12,109	321,978
†FRP Holdings, Inc.	7,754	188,888
†Jones Lang LaSalle, Inc.	9,075	2,706,891
Kennedy-Wilson Holdings, Inc.	32,288	268,636
Newmark Group, Inc. Class A	80,079	1,493,473
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–11

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development (continued)
St. Joe Co.	7,488	$370,506
†Tejon Ranch Co.	13,704	218,990
		7,413,505
Residential REITs–0.25%
American Homes 4 Rent Class A	6,592	219,184
Elme Communities	28,454	479,734
Equity LifeStyle Properties, Inc.	4,236	257,125
Independence Realty Trust, Inc.	57,286	938,918
NexPoint Residential Trust, Inc.	14,866	478,983
		2,373,944
Retail REITs–1.03%
Agree Realty Corp.	34,671	2,463,028
Alexander's, Inc.	801	187,826
CBL & Associates Properties, Inc.	11,937	365,033
Macerich Co.	30,800	560,560
NETSTREIT Corp.	56,059	1,012,426
NNN REIT, Inc.	17,686	752,893
Regency Centers Corp.	31,128	2,269,231
Saul Centers, Inc.	6,510	207,474
SITE Centers Corp.	30,209	272,183
Tanger, Inc.	46,238	1,564,694
		9,655,348
Semiconductors & Semiconductor Equipment–3.86%
†ACM Research, Inc. Class A	31,138	1,218,430
†Aehr Test Systems	16,228	488,625
†Alpha & Omega Semiconductor Ltd.	13,252	370,526
†Ambarella, Inc.	10,518	867,945
Amkor Technology, Inc.	55,951	1,589,009
†Astera Labs, Inc.	1,792	350,874
†Axcelis Technologies, Inc.	14,686	1,433,941
†CEVA, Inc.	14,961	395,120
†Cirrus Logic, Inc.	19,438	2,435,387
†Credo Technology Group Holding Ltd.	43,710	6,364,613
†Diodes, Inc.	29,391	1,563,895
†FormFactor, Inc.	5,766	209,998
†Impinj, Inc.	7,796	1,409,127
Kulicke & Soffa Industries, Inc.	19,566	795,162
MKS, Inc.	3,788	468,841
†Navitas Semiconductor Corp.	74,479	537,738
NVE Corp.	3,098	202,207
†Onto Innovation, Inc.	2,638	340,882
†Penguin Solutions, Inc.	32,196	846,111
†Photronics, Inc.	37,859	868,864
†Qorvo, Inc.	9,954	906,610
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†Rambus, Inc.	37,748	$3,933,342
†Rigetti Computing, Inc.	63,042	1,878,021
†Semtech Corp.	15,326	1,095,043
†Silicon Laboratories, Inc.	7,666	1,005,243
†SiTime Corp.	5,952	1,793,397
Skyworks Solutions, Inc.	25,885	1,992,627
†Veeco Instruments, Inc.	27,796	845,832
		36,207,410
Software–6.75%
A10 Networks, Inc.	45,376	823,574
†ACI Worldwide, Inc.	57,916	3,056,227
Adeia, Inc.	70,302	1,181,074
†Agilysys, Inc.	7,615	801,479
†Alkami Technology, Inc.	27,987	695,197
†Appfolio, Inc. Class A	5,292	1,458,793
†Asana, Inc. Class A	53,257	711,513
†Aurora Innovation, Inc.	224,162	1,208,233
†AvePoint, Inc.	69,666	1,045,687
†Bill Holdings, Inc.	10,311	546,174
†Bit Digital, Inc.	73,456	220,368
†Blend Labs, Inc. Class A	133,308	486,574
†Cerence, Inc.	26,018	324,184
†Cipher Mining, Inc.	51,780	651,910
†Cleanspark, Inc.	101,887	1,477,361
Clear Secure, Inc. Class A	40,477	1,351,122
†Commvault Systems, Inc.	20,441	3,858,852
†Consensus Cloud Solutions, Inc.	12,164	357,257
†Digital Turbine, Inc.	53,144	340,122
Dolby Laboratories, Inc. Class A	3,977	287,815
†Domo, Inc. Class B	21,827	345,740
†Dropbox, Inc. Class A	82,251	2,484,803
†D-Wave Quantum, Inc.	93,109	2,300,723
†Five9, Inc.	47,241	1,143,232
†Freshworks, Inc. Class A	58,820	692,311
†Gitlab, Inc. Class A	4,997	225,265
†Hut 8 Corp.	48,659	1,693,820
†I3 Verticals, Inc. Class A	15,067	489,075
†Intapp, Inc.	18,074	739,227
InterDigital, Inc.	12,615	4,355,076
†Jamf Holding Corp.	44,091	471,774
†Life360, Inc.	6,629	704,663
†LiveRamp Holdings, Inc.	44,072	1,196,114
†Manhattan Associates, Inc.	5,114	1,048,268
†MARA Holdings, Inc.	11,297	206,283
†Mitek Systems, Inc.	28,262	276,120
†NCR Voyix Corp.	85,480	1,072,774
OneSpan, Inc.	24,239	385,158
†Ooma, Inc.	15,497	185,809
†Pagaya Technologies Ltd. Class A	21,723	644,956
†PagerDuty, Inc.	45,635	753,890
†PAR Technology Corp.	15,676	620,456
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–12

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Pegasystems, Inc.	12,564	$722,430
†Porch Group, Inc.	48,874	820,106
†Progress Software Corp.	24,935	1,095,394
†Q2 Holdings, Inc.	32,605	2,360,276
†Qualys, Inc.	12,696	1,680,062
†Rapid7, Inc.	32,843	615,806
Red Violet, Inc.	7,025	367,056
†RingCentral, Inc. Class A	54,776	1,552,352
Sapiens International Corp. NV	17,756	763,508
†SEMrush Holdings, Inc. Class A	23,179	164,107
†SoundHound AI, Inc. Class A	70,084	1,126,951
†Sprinklr, Inc. Class A	75,074	579,571
†Sprout Social, Inc. Class A	20,240	261,501
†SPS Commerce, Inc.	13,633	1,419,741
†Teradata Corp.	65,582	1,410,669
†Terawulf, Inc.	44,146	504,147
†UiPath, Inc. Class A	22,155	296,434
†Varonis Systems, Inc.	16,954	974,346
†Verint Systems, Inc.	38,331	776,203
†Weave Communications, Inc.	25,604	171,035
†Yext, Inc.	70,492	600,592
†Zeta Global Holdings Corp. Class A	101,999	2,026,720
		63,208,060
Specialized REITs–0.47%
CubeSmart	7,172	291,614
EPR Properties	46,674	2,707,559
PotlatchDeltic Corp.	4,298	175,143
Rayonier, Inc.	25,376	673,479
Safehold, Inc.	37,077	574,323
		4,422,118
Specialty Retail–2.68%
†Abercrombie & Fitch Co. Class A	17,178	1,469,578
Academy Sports & Outdoors, Inc.	2,947	147,409
Advance Auto Parts, Inc.	16,767	1,029,494
American Eagle Outfitters, Inc.	59,958	1,025,881
†Arhaus, Inc.	25,471	270,757
Arko Corp.	33,123	151,372
†Asbury Automotive Group, Inc.	3,621	885,154
†Boot Barn Holdings, Inc.	3,517	582,837
Buckle, Inc.	21,410	1,255,911
Build-A-Bear Workshop, Inc.	7,016	457,513
Caleres, Inc.	15,046	196,200
Gap, Inc.	51,980	1,111,852
†Genesco, Inc.	6,927	200,814
Group 1 Automotive, Inc.	4,957	2,168,737
Haverty Furniture Cos., Inc.	7,153	156,865
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
†MarineMax, Inc.	13,251	$335,648
Monro, Inc.	19,273	346,336
Murphy USA, Inc.	3,189	1,238,161
†National Vision Holdings, Inc.	44,716	1,305,260
†ODP Corp.	19,121	532,520
†RealReal, Inc.	62,314	662,398
†Revolve Group, Inc.	23,328	496,886
†Sally Beauty Holdings, Inc.	68,791	1,119,918
Shoe Carnival, Inc.	11,016	229,023
Signet Jewelers Ltd.	17,334	1,662,677
Sonic Automotive, Inc. Class A	9,298	707,485
†Stitch Fix, Inc. Class A	55,652	242,086
†ThredUp, Inc. Class A	26,221	247,788
Upbound Group, Inc.	35,203	831,847
†Urban Outfitters, Inc.	27,038	1,931,324
†Victoria's Secret & Co.	21,938	595,397
†Warby Parker, Inc. Class A	20,123	554,992
Winmark Corp.	1,865	928,341
		25,078,461
Technology Hardware, Storage & Peripherals–0.72%
†CompoSecure, Inc. Class A	29,752	619,437
†Corsair Gaming, Inc.	26,460	236,023
†Eastman Kodak Co.	37,950	243,259
†IonQ, Inc.	45,320	2,787,180
†Pure Storage, Inc. Class A	12,495	1,047,206
†Quantum Computing, Inc.	45,118	830,622
†Sandisk Corp.	6,290	705,738
Xerox Holdings Corp.	65,626	246,754
		6,716,219
Textiles, Apparel & Luxury Goods–0.65%
†Capri Holdings Ltd.	42,073	838,094
†Crocs, Inc.	1,869	156,155
†Figs, Inc. Class A	58,598	392,021
†G-III Apparel Group Ltd.	25,376	675,255
Kontoor Brands, Inc.	7,246	578,013
Oxford Industries, Inc.	9,738	394,779
Tapestry, Inc.	15,684	1,775,742
Wolverine World Wide, Inc.	47,865	1,313,416
		6,123,475
Tobacco–0.12%
Turning Point Brands, Inc.	11,139	1,101,202
		1,101,202
Trading Companies & Distributors–1.30%
Air Lease Corp.	16,538	1,052,644
Applied Industrial Technologies, Inc.	11,915	3,110,411
†BlueLinx Holdings, Inc.	5,168	377,677
Boise Cascade Co.	4,700	363,404
†DNOW, Inc.	64,936	990,274
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–13

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
†DXP Enterprises, Inc.	7,847	$934,342
GATX Corp.	2,800	489,440
Global Industrial Co.	7,277	266,847
Herc Holdings, Inc.	7,910	922,781
†Hudson Technologies, Inc.	26,343	261,586
†MRC Global, Inc.	53,645	773,561
†NPK International, Inc.	42,744	483,435
Rush Enterprises, Inc. Class B	5,656	324,767
†Titan Machinery, Inc.	13,373	223,864
Willis Lease Finance Corp.	1,745	239,222
†Xometry, Inc. Class A	25,204	1,372,862
		12,187,117
Water Utilities–0.41%
American States Water Co.	13,819	1,013,209
California Water Service Group	19,913	913,808
Consolidated Water Co. Ltd.	9,452	333,466
H2O America	20,254	986,370
Middlesex Water Co.	11,737	635,206
		3,882,059
Wireless Telecommunication Services–0.04%
Millicom International Cellular SA	8,596	417,250
		417,250
Total Common Stock (Cost $728,524,348)		917,230,730
	Number of Shares	Value (U.S. $)
RIGHTS–0.01%
†=Blueprint Medicines Corp.	26,273	$0
†=Chinook Therapeutics, Inc.	24,718	0
†=Mirati Therapeutics, Inc.	21,713	64,705
Total Rights (Cost $27,284)		64,705

MONEY MARKET FUND–0.31%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	2,943,739	2,943,739
Total Money Market Fund (Cost $2,943,739)		2,943,739

TOTAL INVESTMENTS–98.23% (Cost $731,495,371)	920,239,174
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.77%	16,559,409
NET ASSETS APPLICABLE TO 65,424,983 SHARES OUTSTANDING–100.00%	$936,798,583

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at September 30, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
150	CME E-mini Russell 2000 Index Futures	$18,416,250	$18,374,982	12/19/25	$41,268	$—

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–14

LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Schedule of Investments (continued)
Summary of Abbreviations:
CME–Chicago Mercantile Exchange
IT–Information Technology
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund–15